Fair Value	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Fair Value	Fair Value
As of June 30, 2025, the carrying amount was a reasonable approximation of fair value for the following financial assets and liabilities:
Financial assets
•Cash and cash equivalents
•Accounts receivable
•Other non-current assets—lease deposits
Financial liabilities
•Accounts payable
•Accrued liabilities
•Lease liabilities
•Borrowings
Recurring fair-value measurements

The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis (in USD thousands):

	June 30, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$39,094	$—	$—	$39,586	$—	$—
Total financial assets	$39,094	$—	$—	$39,586	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$896	$—	$—	$444	$—
Total financial liabilities	$—	$896	$—	$—	$444	$—

In the three and six months ended June 30, 2025, there were no significant changes in the business or economic circumstances that affected the fair value of the Company’s financial assets and financial liabilities.